UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   Investment Company Act file number 811-21370


                     Oppenheimer International Large-Cap Core Fund
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
                    (Address of principal executive offices)
                                               (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


            Registrant's telephone number, including area code: (303) 768-3200
                                                                --------------

                       Date of fiscal year end: April 30

          Date of reporting period: August 12, 2003 - October 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

STATEMENT OF INVESTMENTS  October 31, 2003 / Unaudited
--------------------------------------------------------------------------------

                                                    Market Value
                                         Shares       See Note 1
----------------------------------------------------------------
Common Stocks--96.9%
----------------------------------------------------------------
Consumer Discretionary--11.6%
----------------------------------------------------------------
Auto Components--0.4%
Denso Corp.                               1,200      $   22,759
----------------------------------------------------------------
Automobiles--3.0%
Honda Motor Co.                           1,300          51,321
----------------------------------------------------------------
Toyota Motor Corp.                        3,900         111,038
                                                     -----------
                                                        162,359

----------------------------------------------------------------
Household Durables--3.9%
Daito Trust Construction Co. Ltd.           600          18,556
----------------------------------------------------------------
Electrolux AB, Cl. B                        700          14,357
----------------------------------------------------------------
Koninklijke (Royal) Philips
Electronics NV                            3,620          97,589
----------------------------------------------------------------
Sony Corp.                                2,300          80,129
                                                     -----------
                                                        210,631

----------------------------------------------------------------
Media--1.8%
Antena 3 Television SA 1                     38           1,241
----------------------------------------------------------------
Elsevier NV                               2,160          24,055
----------------------------------------------------------------
News Corp. Ltd. (The)                     6,420          57,169
----------------------------------------------------------------
Singapore Press Holdings Ltd.             1,330          15,050
                                                     -----------
                                                         97,515

----------------------------------------------------------------
Multiline Retail--0.7%
Marks & Spencer Group plc                 8,000          39,064
----------------------------------------------------------------
Specialty Retail--0.5%
Kingfisher plc                            6,000          28,763
----------------------------------------------------------------
Textiles, Apparel & Luxury Goods--1.3%
Adidas-Salomon AG                           150          13,898
----------------------------------------------------------------
LVMH Moet Hennessey Louis Vuitton           610          42,157
----------------------------------------------------------------
Swatch Group AG (The), Cl. B                160          17,044
                                                     -----------
                                                         73,099

----------------------------------------------------------------
Consumer Staples--9.5%
----------------------------------------------------------------
Beverages--2.0%
Asahi Breweries Ltd.                      2,000          16,701
----------------------------------------------------------------
Diageo plc                                7,000          82,319
----------------------------------------------------------------
Foster's Group Ltd.                       4,380          14,203
                                                     -----------
                                                        113,223

----------------------------------------------------------------
Food & Staples Retailing--3.2%
Carrefour SA                              1,260          66,148
----------------------------------------------------------------
Ito-Yokado Co. Ltd.                       1,000          36,749
----------------------------------------------------------------
Tesco plc                                18,000          72,163
                                                     -----------
                                                        175,060








                                                    Market Value
                                         Shares       See Note 1
----------------------------------------------------------------
Food Products--3.9%
Cadbury Schweppes plc                     6,000      $   38,461
----------------------------------------------------------------
Nestle SA                                   620         136,504
----------------------------------------------------------------
Unilever NV                                 660          38,339
                                                     -----------
                                                        213,304

----------------------------------------------------------------
Household Products--0.4%
Kao Corp.                                 1,000          20,558
----------------------------------------------------------------
Energy--8.4%
----------------------------------------------------------------
Oil & Gas--8.4%
BP plc                                   19,000         131,870
----------------------------------------------------------------
ENI SpA                                   7,280         115,605
----------------------------------------------------------------
Royal Dutch Petroleum Co.                 1,670          74,102
----------------------------------------------------------------
Total SA, B Shares                          900         139,884
                                                     -----------
                                                        461,461

----------------------------------------------------------------
Financials--25.6%
----------------------------------------------------------------
Capital Markets--4.0%
Deutsche Bank AG                            830          54,747
----------------------------------------------------------------
UBS AG                                    2,650         162,735
                                                     -----------
                                                        217,482

----------------------------------------------------------------
Commercial Banks--16.7%
Banco Santander Central Hispano SA       11,860         113,745
----------------------------------------------------------------
Bank of Ireland                           3,220          40,015
----------------------------------------------------------------
Barclays plc                             16,000         134,941
----------------------------------------------------------------
DBS Group Holdings Ltd.                   2,500          20,535
----------------------------------------------------------------
HBOS plc                                 10,000         116,326
----------------------------------------------------------------
HSBC Holdings plc                         6,000          90,108
----------------------------------------------------------------
Mitsubishi Tokyo Financial Group, Inc.        7          50,302
----------------------------------------------------------------
National Australia Bank Ltd.              4,130          89,642
----------------------------------------------------------------
Royal Bank of Scotland Group plc (The)    5,000         133,974
----------------------------------------------------------------
Societe Generale, Cl. A                     820          60,913
----------------------------------------------------------------
UniCredito Italiano SpA                  13,680          67,429
                                                     -----------
                                                        917,930

----------------------------------------------------------------
Diversified Financial Services--3.7%
Credit Saison Co. Ltd.                      600          12,553
----------------------------------------------------------------
Deutsche Boerse AG                          490          27,239
----------------------------------------------------------------
ING Groep NV                              4,660          96,752
----------------------------------------------------------------
Nomura Securities Co. Ltd.                4,000          68,695
                                                     -----------
                                                        205,239

----------------------------------------------------------------
Insurance--0.8%
Axa SA                                    2,370          44,909
----------------------------------------------------------------
Real Estate--0.4%
Sun Hung Kai Properties Ltd.              2,660          22,521



                6 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

                                                    Market Value
                                         Shares       See Note 1
----------------------------------------------------------------
Health Care--9.4%
----------------------------------------------------------------
Health Care Equipment & Supplies--0.6%
Smith & Nephew plc                        4,000      $   31,784
----------------------------------------------------------------
Pharmaceuticals--8.8%
Aventis SA                                1,490          78,898
----------------------------------------------------------------
Eisai Co. Ltd.                            1,200          28,162
----------------------------------------------------------------
GlaxoSmithKline plc                       4,000          85,662
----------------------------------------------------------------
Novartis AG                               2,130          81,190
----------------------------------------------------------------
Roche Holdings AG                           970          80,267
----------------------------------------------------------------
Schering AG                               1,220          56,971
----------------------------------------------------------------
Takeda Chemical Industries Ltd.           2,100          74,308
                                                     -----------
                                                        485,458

----------------------------------------------------------------
Industrials--7.2%
----------------------------------------------------------------
Air Freight & Logistics--0.5%
Yamato Transport Co. Ltd.                 2,000          26,579
----------------------------------------------------------------
Commercial Services & Supplies--1.6%
Brambles Industries Ltd.                  8,510          28,199
----------------------------------------------------------------
DAI Nippon Printing Co. Ltd.              2,000          30,891
----------------------------------------------------------------
Hays plc                                 15,000          31,054
                                                     -----------
                                                         90,144

----------------------------------------------------------------
Construction & Engineering--0.5%
Grupo Dragados SA                         1,230          25,123
----------------------------------------------------------------
Electrical Equipment--0.3%
Matsushita Electric Works Ltd.            2,000          15,027
----------------------------------------------------------------
Industrial Conglomerates--3.1%
Hutchison Whampoa Ltd.                    5,810          45,077
----------------------------------------------------------------
Siemens AG                                1,510         101,812
----------------------------------------------------------------
Smiths Group plc                          2,000          23,808
                                                     -----------
                                                        170,697

----------------------------------------------------------------
Machinery--0.8%
Atlas Copco AB, A Shares                    860          30,207
----------------------------------------------------------------
Mitsubishi Heavy Industries Ltd.          5,000          13,735
                                                     -----------
                                                         43,942

----------------------------------------------------------------
Transportation Infrastructure--0.4%
BAA plc                                   3,000          23,723
----------------------------------------------------------------
Information Technology--6.3%
----------------------------------------------------------------
Communications Equipment--2.0%
Nokia Oyj                                 4,110          69,805
----------------------------------------------------------------
Telefonaktiebolaget LM Ericsson AB,
B Shares 1                               24,560          42,188
                                                     -----------
                                                        111,993

----------------------------------------------------------------
Electronic Equipment & Instruments--0.5%
Murata Manufacturing Co. Ltd.               500          28,426
----------------------------------------------------------------
Office Electronics--1.8%
Canon, Inc.                               2,000          96,784


                                                    Market Value
                                         Shares       See Note 1
----------------------------------------------------------------
Semiconductors & Semiconductor Equipment--0.7%
Rohm Co.                                    300      $   40,442
----------------------------------------------------------------
Software--1.3%
SAP AG                                      480          69,834
----------------------------------------------------------------
Materials--6.7%
----------------------------------------------------------------
Chemicals--2.3%
BASF AG                                     900          41,285
----------------------------------------------------------------
BOC Group plc                             2,000          27,270
----------------------------------------------------------------
Shin-Etsu Chemical Co.                      900          33,483
----------------------------------------------------------------
Syngenta AG                                 470          25,183
                                                     -----------
                                                        127,221

----------------------------------------------------------------
Construction Materials--1.1%
CRH plc                                   1,470          26,402
----------------------------------------------------------------
Hanson plc                                5,000          34,618
                                                     -----------
                                                         61,020

----------------------------------------------------------------
Metals & Mining--2.5%
Broken Hill Proprietary Co. Ltd.         10,120          84,157
----------------------------------------------------------------
JFE Holdings, Inc.                        2,100          53,677
                                                     -----------
                                                        137,834

----------------------------------------------------------------
Paper & Forest Products--0.8%
UPM-Kymmene Oyj                           2,270          42,486
----------------------------------------------------------------
Telecommunication Services--8.2%
----------------------------------------------------------------
Diversified Telecommunication Services--4.6%
BT Group plc                             24,000          75,548
----------------------------------------------------------------
France Telecom SA 1                         960          23,235
----------------------------------------------------------------
Telecom Corp. of New Zealand Ltd.         4,830          14,364
----------------------------------------------------------------
Telefonica SA                            11,400         141,802
                                                     -----------
                                                        254,949

----------------------------------------------------------------
Wireless Telecommunication Services--3.6%
NTT Docomo, Inc.                             30          64,947
----------------------------------------------------------------
Vodafone Group plc                       63,000         132,298
                                                     -----------
                                                        197,245

----------------------------------------------------------------
Utilities--4.0%
----------------------------------------------------------------
Electric Utilities--3.8%
CLP Holdings Ltd.                         5,000          22,599
----------------------------------------------------------------
Endesa SA                                 2,460          39,036
----------------------------------------------------------------
Enel SpA                                  5,760          36,024
----------------------------------------------------------------
ScottishPower plc 1                       5,000          29,697
----------------------------------------------------------------
Tohoku Electric Power Co.                 1,700          27,556
----------------------------------------------------------------
Veba AG                                   1,040          52,567
                                                     -----------
                                                        207,479

----------------------------------------------------------------
Gas Utilities--0.2%
Tokyo Gas Co. Ltd.                        4,000          13,717
                                                     -----------
Total Common Stocks (Cost $4,977,103)                 5,327,784



                7 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------


                                      Principal     Market Value
                                         Amount       See Note 1
----------------------------------------------------------------
Joint Repurchase Agreements--3.1%
Undivided interest of 0.11% in joint
repurchase agreement (Principal
Amount/Market Value $149,808,000,
with a maturity value of $149,820,109)
with Banc One Capital Markets, Inc.,
0.97%, dated 10/31/03, to be repurchased
at $169,014 on 11/3/03, collateralized
by U.S. Treasury Bonds, 3.625%--9%,
3/31/04--8/15/23, with a value
of $152,949,680 (Cost $169,000)        $169,000      $  169,000

----------------------------------------------------------------
Total Investments, at Value
(Cost $5,146,103)                           100.0%    5,496,784
----------------------------------------------------------------
Other Assets Net of Liabilities               0.0           784
                                         -----------------------
Net Assets                                  100.0%   $5,497,568
                                         =======================


Footnote to Statement of Investments
1. Non-income producing security.

Distribution of investments representing geographic holdings, as a percentage of total investments at value, is as follows:

Geographic Holdings               Market Value       Percent
-------------------------------------------------------------
Great Britain                       $1,363,452          24.8%
Japan                                1,037,098          18.9
Switzerland                            502,917           9.1
France                                 456,144           8.3
Germany                                418,353           7.6
Netherlands (The)                      330,839           6.0
Spain                                  320,946           5.8
Australia                              273,370           5.0
Italy                                  219,057           4.0
United States                          169,000           3.1
Finland                                112,291           2.0
Hong Kong                               90,198           1.6
Sweden                                  86,753           1.6
Ireland                                 66,417           1.2
Singapore                               35,585           0.7
New Zealand                             14,364           0.3
                                    -------------------------
                                    $5,496,784         100.0%
                                    =========================


See accompanying Notes to Financial Statements.




                8 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited
--------------------------------------------------------------------------------


October 31, 2003
---------------------------------------------------------------------------------------------
Assets
Investments, at value (cost $5,146,103)--see accompanying statement               $5,496,784
---------------------------------------------------------------------------------------------
Cash                                                                                     654
---------------------------------------------------------------------------------------------
Receivables and other assets:
Interest and dividends                                                                 7,347
                                                                                  -----------
Total assets                                                                       5,504,785

---------------------------------------------------------------------------------------------
Liabilities
Payables and other liabilities:
Legal, auditing and other professional fees                                            4,285
Shareholder reports                                                                    1,700
Trustees' compensation                                                                 1,142
Other                                                                                     90
                                                                                  -----------
Total liabilities                                                                      7,217


---------------------------------------------------------------------------------------------
Net Assets                                                                        $5,497,568
                                                                                  ===========

---------------------------------------------------------------------------------------------
Composition of Net Assets
---------------------------------------------------------------------------------------------
Par value of shares of beneficial interest                                        $      510
---------------------------------------------------------------------------------------------
Additional paid-in capital                                                         5,099,490
---------------------------------------------------------------------------------------------
Accumulated net investment loss                                                       (1,169)
---------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and foreign currency transactions        47,958
---------------------------------------------------------------------------------------------
Net unrealized appreciation on investments and translation of assets
and liabilities denominated in foreign currencies                                    350,779
                                                                                  -----------
Net Assets                                                                        $5,497,568
                                                                                  ===========

---------------------------------------------------------------------------------------------
Net Asset Value Per Share
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,497,568 and 510,000 shares of beneficial interest outstanding)                     $10.78
Maximum offering price per share (net asset value plus sales charge
of 5.75% of offering price)                                                           $11.44



See accompanying Notes to Financial Statements.


                9 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF OPERATIONS  Unaudited
--------------------------------------------------------------------------------


For the Period Ended October 31, 2003 1
----------------------------------------------------------------------------------------------
Investment Income
Dividends (net of foreign withholding taxes of $1,666)                             $   17,480
----------------------------------------------------------------------------------------------
Interest                                                                                1,512
                                                                                     ---------
Total investment income                                                                18,992

----------------------------------------------------------------------------------------------
Expenses
Management fees                                                                         9,979
----------------------------------------------------------------------------------------------
Transfer and shareholder servicing agent fees--Class A                                      7
----------------------------------------------------------------------------------------------
Legal, auditing and other professional fees                                             4,285
----------------------------------------------------------------------------------------------
Trustees' compensation                                                                  3,698
----------------------------------------------------------------------------------------------
Shareholder reports                                                                     1,701
----------------------------------------------------------------------------------------------
Custodian fees and expenses                                                               800
----------------------------------------------------------------------------------------------
Other                                                                                     299
                                                                                     ---------
Total expenses                                                                         20,769
Less voluntary reimbursement of expenses                                                 (608)
                                                                                     ---------
Net expenses                                                                           20,161


----------------------------------------------------------------------------------------------
Net Investment Loss                                                                    (1,169)

----------------------------------------------------------------------------------------------
Realized and Unrealized Gain
Net realized gain on:
Investments                                                                               110
Foreign currency transactions                                                          47,848
----------------------------------------------------------------------------------------------
Net realized gain                                                                      47,958
----------------------------------------------------------------------------------------------
Net change in unrealized appreciation on:
Investments                                                                           119,333
Translation of assets and liabilities denominated in foreign currencies               231,446
                                                                                     ---------
Net change in unrealized appreciation                                                 350,779


----------------------------------------------------------------------------------------------
Net Increase in Net Assets Resulting from Operations                                 $397,568
                                                                                     =========



1. For the period from August 12, 2003 (commencement of operations) to October 31, 2003.



See accompanying Notes to Financial Statements.


               10 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                         Period
                                                                                                                          Ended
                                                                                                               October 31, 2003 1
                                                                                                                    (Unaudited)
---------------------------------------------------------------------------------------------------------------------------------
Operations
---------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                                                                                  $   (1,169)
---------------------------------------------------------------------------------------------------------------------------------
Net realized gain                                                                                                        47,958
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation                                                                                   350,779
                                                                                                                     ------------
Net increase in net assets resulting from operations                                                                    397,568

---------------------------------------------------------------------------------------------------------------------------------
Beneficial Interest Transactions
Net increase in net assets resulting from beneficial interest transactions--Class A                                   5,000,000

---------------------------------------------------------------------------------------------------------------------------------
Net Assets

Total increase                                                                                                        5,397,568
---------------------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                                                     100,000 2
                                                                                                                     ------------
End of period [including accumulated net investment loss of $1,169 for the period ended October 31, 2003]            $5,497,568
                                                                                                                     ============


1. For the period from August 12, 2003 (commencement of operations) to October 31, 2003.

2. Reflects the value of the Manager's initial seed money investment on July 15, 2003.



See accompanying Notes to Financial Statements.


               11 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                               Period
                                                                                                Ended
                                                                                      Oct. 31, 2003 1
Class A                                                                                   (Unaudited)
-------------------------------------------------------------------------------------------------------
Per Share Operating Data
Net asset value, beginning of period                                                           $10.00
-------------------------------------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                                                                              -- 2
Net realized and unrealized gain                                                                  .78
                                                                                              ---------
Total from investment operations                                                                  .78
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $10.78
                                                                                              =========

-------------------------------------------------------------------------------------------------------
Total Return, at Net Asset Value 3                                                               7.80%

-------------------------------------------------------------------------------------------------------
Ratios/Supplemental Data
Net assets, end of period (in thousands)                                                       $5,498
-------------------------------------------------------------------------------------------------------
Average net assets (in thousands)                                                              $5,357
-------------------------------------------------------------------------------------------------------
Ratios to average net assets: 4
Net investment loss                                                                             (0.10)%
Total expenses                                                                                   1.75%
Expenses after expense reimbursement or fee waiver and reduction to custodian expenses           1.70%
-------------------------------------------------------------------------------------------------------
Portfolio turnover rate                                                                             0%



1. For the period from August 12, 2003 (commencement of operations) to October 31, 2003.
2. Less than $0.005 per share.
3. Assumes an investment at net asset value on the business day before the first day of the fiscal period, or with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.

See accompanying Notes to Financial Statements.


               12 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
1. Significant Accounting Policies
Oppenheimer International Large-Cap Core Fund (the Fund), a series of Oppenheimer International Large-Cap Core Trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended. The Fund's investment objective is to seek long-term capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager). The Sub-Advisor is OFI Institutional Asset Management, Inc., a wholly owned subsidiary of the Manager.
   The Fund currently offers Class A shares only. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. As of October 31, 2003, 500,000 shares of Class A were owned by the Manager and its affiliates. The Fund assesses a 2% fee on the proceeds of fund shares that are redeemed (either by selling or exchanging to another Oppenheimer fund) within 30 days of their purchase. The fee, which is retained by the Fund, is accounted for as an addition to paid-in capital.
   The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
Foreign Currency Translation. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.
   The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
Joint Repurchase Agreements. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
Federal Taxes. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.
   No distributions were paid during the period ended October 31, 2003.

--------------------------------------------------------------------------------
Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.


               13 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
1. Significant Accounting Policies Continued
Investment Income. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
Security Transactions. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
2. Shares of Beneficial Interest
The Fund has authorized an unlimited number of $0.001 par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:


                                  Period Ended October 31, 2003 1,2
                                            Shares           Amount
--------------------------------------------------------------------------------
Class A
Sold                                       500,000       $5,000,000
                                          --------------------------
Net increase                               500,000       $5,000,000
                                          ==========================

1. For the period from August 12, 2003 (commencement of operations) to October 31, 2003.
2. The Fund sold 10,000 shares to the Manager upon seeding of the Fund on July 15, 2003.


--------------------------------------------------------------------------------
3. Purchases and Sales of Securities
The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the period ended October 31, 2003, were $4,977,103 and $110, respectively.


--------------------------------------------------------------------------------
4. Fees and Other Transactions with Affiliates
Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.85% of the first $500 million of average annual net assets of the Fund, 0.75% of the next $500 million and 0.70% of average annual net assets in excess of $1 billion. The Manager has voluntarily agreed to waive fees and reimburse expenses such that "Total Annual Operating Expenses" will not exceed 1.70%. The voluntary waivers described above may be amended or withdrawn at any time. Under the sub-advisory agreement, the Manager pays the Sub-Advisor an annual fee that is calculated as a percentage of the fee the Fund pays the Manager. The Manager shall pay the Sub-Advisor a monthly fee equal to 30% of the investment advisory fee collected by the Manager from the Fund during that period.

--------------------------------------------------------------------------------
Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the period ended October 31, 2003, the Fund paid $7 to OFS for services to the Fund.
   OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees, up to an annual rate of 0.35% of average net assets of Class A shares. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
Offering and Organizational Costs. The Manager paid all offering and organizational costs associated with the registration and seeding of the Fund.


               14 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

--------------------------------------------------------------------------------
Distribution and Service Plan (12b-1) Fees. Under its General Distributor's Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Class A shares of the Fund.

--------------------------------------------------------------------------------
Service Plan for Class A Shares. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. For the period ended October 31, 2003, expense under the Class A plan was zero. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years.


--------------------------------------------------------------------------------
5. Foreign Currency Contracts
A foreign currency contract is a commitment to purchase or sell a foreign currency at a future date, at a negotiated rate. The Fund may enter into foreign currency contracts to settle specific purchases or sales of securities denominated in a foreign currency and for protection from adverse exchange rate fluctuation. Risks to the Fund include the potential inability of the counterparty to meet the terms of the contract.
   The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Fund and the resulting unrealized appreciation or depreciation are determined using prevailing foreign currency exchange rates. Unrealized appreciation and depreciation on foreign currency contracts are reported in the Statement of Assets and Liabilities as a receivable or payable and in the Statement of Operations with the change in unrealized appreciation or depreciation.
   The Fund may realize a gain or loss upon the closing or settlement of the forward transaction. Contracts closed or settled with the same broker are recorded as net realized gain or loss. Such realized gains and losses are reported with all other foreign currency gains and losses in the Statement of Operations.
   As of October 31, 2003, the Fund had no outstanding foreign currency contracts.


--------------------------------------------------------------------------------
6. Borrowing and Lending Arrangements
The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
   The Fund had no interfund borrowings or loans outstanding during the period ended or at October 31, 2003.




               15 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

PORTFOLIO PROXY VOTING POLICIES AND PROCEDURES  Unaudited
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and
(iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.







               16 | OPPENHEIMER INTERNATIONAL LARGE-CAP CORE FUND

ITEM 2.  CODE OF ETHICS

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The Board of Trustees of the Fund has determined that Joseph M. Wikler, the Chairman of the Board's Audit Committee, possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an "audit committee financial expert," and has designated Mr. Wikler as the Audit Committee's financial expert. Mr. Wikler is an "independent" Trustee pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of October 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)